FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 14, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest expense		$ (695)	$ (687)	$ (879)
Interest income		88	72	56
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)		(320)	(572)	578
Accretion of defined benefit obligations and other long term liabilities		(405)	(349)	(353)
Net foreign exchange result		4	(235)	546
Other		(324)	(439)	(823)
Total		(1,652)	(2,210)	(875)
Premiums and fees for bonds early redeemed		$ 71	$ 104	389
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 92			$ 92